Item 1. Report to Shareholders

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
                                                                       Certified
                                                                          Annual
                                                                          Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic omitted]

EMERGING EUROPE & MEDITERRANEAN FUND

As of 10/31/03

Emerging Europe & Mediterranean Fund   $10,909

MSCI Emerging Markets Europe and Middle East Index   $9,655


08/31/00          10000             10000

10/31/00          9136              8650

10/31/01          5828              5944

10/31/02          6347              6882

10/31/03          9655              10909


Average Annual Compound Total Return

                                                                          Since
                                                                      Inception
Periods Ended 10/31/03            1 Year           3 Years              8/31/00

Emerging Europe &
Mediterranean Fund                58.50%              8.04%                2.79%

MSCI Emerging Markets Europe
and Middle East Index             52.12               1.86                -1.10

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

We are pleased to report that your fund returned 58.50% in the last 12 months. The fund surpassed the MSCI Emerging Markets Europe and Middle East Index because of significant investments in Russia and Turkey, which were two of the best-performing markets in these regions.

As you know, the fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region. The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the Mediterranean region, including the Middle East and North Africa. Normally, seven to 12 countries will be represented in the portfolio.

Major International Index Returns
--------------------------------------------------------------------------------
                                                             12-Month
Period Ended 10/31/03                                          Return
--------------------------------------------------------------------------------
MSCI Emerging Markets Free Index                                48.74%

MSCI Emerging Markets Europe and
Middle East Index                                               52.12

MSCI EMF Latin America Index                                    59.75

MSCI All Country Far East Free
Ex-Japan Index                                                  36.82

MSCI EAFE Index                                                 27.57

The Major International Index Returns table shows how various foreign market indexes performed over the fund's fiscal year. As you can see, stocks in emerging European and Middle East countries performed better than the MSCI EAFE Index, which measures developed foreign markets, and the MSCI Emerging Markets Free Index, which measures the broad universe of emerging market stocks.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                           Percent of
As of 10/31/03                                             Net Assets
--------------------------------------------------------------------------------
Telecommunication Services                                       21.9%

Energy                                                           19.4

Financials                                                       15.3

Health Care                                                      14.9

Consumer Discretionary                                            9.8

The Top 5 Sectors table shows some of our portfolio allocations at the end of our fiscal year. Our heaviest investments were in telecommunication services and energy companies. Financial, health care, and consumer discretionary companies represented lesser amounts.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

The Geographic Diversification pie chart shows the fund's country allocations at the end of our fiscal year. As you can see, our largest investments were in Russia, Turkey, and Israel.

[Graphic omitted]

Geographic Diversification

Russia                      36%

Turkey                      22%

Israel                      19%

Hungary                      7%

Other & Reserves             5%

Poland                       5%

Czech Republic               4%

Egypt                        2%

Based on net assets as of 10/31/03.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading and pricing policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,



James S. Riepe
Chairman

November 17, 2003

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                           Year                                         8/31/00
                          Ended                                         Through
                       10/31/03        10/31/02        10/31/01        10/31/00

NET ASSET VALUE

Beginning of
period              $      6.82     $      5.89     $      8.65     $     10.00

Investment activities

  Net investment
  income (loss)            0.04*          (0.05)*         (0.06)*        (0.01)*

  Net realized and
  unrealized gain
  (loss)                   3.93            0.98           (2.64)         (1.34)

  Total from
  investment
  activities               3.97            0.93           (2.70)         (1.35)

Distributions

  Net realized gain        --              --             (0.07)           --

  Redemption fees added
  to paid-in-capital       0.02            --              0.01            --

NET ASSET VALUE

End of period       $     10.81     $      6.82     $      5.89     $     8.65
                    ------------------------------------------------------------

Ratios/Supplemental
Data

Total return^             58.50%*         15.79%*        (31.28)%*     (13.50)%*

Ratio of total
expenses to
average net assets         1.75%*          1.75%*          1.75%*       1.75%!*

Ratio of net
investment income
(loss) to average
net assets                 0.51%*         (0.66)%*        (0.82)%*    (0.73)%!*

Portfolio turnover
rate                       54.1%           94.5%           83.1%         62.9%!

Net assets,
end of period
(in thousands)      $    46,813     $    21,481     $    17,331     $    25,533

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption and account fees.

* Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 2/28/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Statement of Net Assets (ss.)                           Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

CZECH REPUBLIC  3.9%

Common Stocks  3.9%

Cesky Telecom                                       73,300      $           738

Komercni Banka                                      11,947                1,064

Total Czech Republic (Cost $1,389)                                        1,802

EGYPT  2.4%

Common Stocks  2.4%

Commercial International Bank                       53,200                  391

Orascom Construction Industries                     66,400                  738

Total Egypt (Cost $634)                                                   1,129

ESTONIA  1.2%

Common Stocks  1.2%

Eesti Telekom GDR (USD)                              6,552                  159

Hansabank (EUR)                                     18,094                  412

Total Estonia (Cost $238)                                                   571

HUNGARY  7.0%

Common Stocks  7.0%

Gedeon Richter                                      16,050                1,645

Gedeon Richter GDR (USD)                             8,676                  902

Matav                                               85,510                  307

OTP Bank *                                          34,000                  415

Total Hungary (Cost $2,295)                                               3,269

ISRAEL  18.8%

Common Stocks  18.8%

Bank Hapoalim *                                    121,100                  255

Bank Leumi *                                       246,000                  386

Check Point Software Technologies (USD) *          108,415                1,842

Koor Industries *                                   10,100                  266

NICE Systems ADR (USD) *                            12,900                  290

Partner Communications ADR (USD) *                 182,590                1,313

Teva Pharmaceutical ADR (USD)                       77,880                4,431

Total Israel (Cost $7,564)                                                8,783

POLAND  5.1%

Common Stocks  5.1%

Bank Polska Kasa Opieki Grupa                       12,720      $           363

Bank Przemyslowo-Handlowy                            4,000                  346

Telekomunikacja Polska                             485,400                1,698

Total Poland (Cost $2,328)                                                2,407

RUSSIA  35.8%

Common Stocks  35.8%

AO VimpelCom ADR (USD) *                            15,800                1,029

Gazprom ADR (USD)                                   88,700                2,129

GMK Norilsk Nickel (USD)                            61,500                3,167

Lukoil (USD)                                        57,130                1,154

Lukoil ADR (USD)                                    40,050                3,264

Mobile Telesystems ADR (USD)                        23,931                1,854

Sberbank RF (USD)                                    5,056                1,272

Sibneft ADR (USD)                                   15,600                  339

Wimm-Bill-Dann Foods ADR (USD) *                    18,700                  354

YUKOS ADR (USD)                                     46,445                2,177

Total Russia (Cost $11,364)                                              16,739

TURKEY  22.3%

Common Stocks  22.3%

Akbank                                          79,781,469                  374

Anadolu Efes Biracilik ve Malt Sanayii          54,024,750                  663

Dogan Yayin Holding *                          907,370,530                2,525

Ford Otomotiv Sanayi                           102,798,400                  576

Hurriyet Gazete *                              563,190,107                1,491

Turkcell Iletisim Hizmetleri *                 387,954,600                2,957

Turkiye Garanti Bankasi *                      798,377,008                1,871

Total Turkey (Cost $6,620)                                               10,457

UNITED STATES  0.4%

Common Stocks  0.4%

Uralsvyazinform ADR                                 33,200                  203

Total United States (Cost $246)                                             203

SHORT-TERM INVESTMENTS  4.0%

Money Market Funds 4.0%

T. Rowe Price Reserve
Investment Fund 1.10% #                          1,858,694      $         1,859

Total Short-Term Investments (Cost $1,859)                                1,859

SECURITIES LENDING COLLATERAL  5.4%

Money Market Pooled Account  5.4%

Investment in money market pooled
account managed by JP Morgan Chase Bank,
London                                           2,544,900                2,545

Total Securities Lending Collateral
(Cost $2,545)                                                             2,545

Total Investments in Securities

106.3% of Net Assets (Cost $37,082)                        $             49,764

Other Assets Less Liabilities
Including $2,545 obligation to
return securities lending collateral                                     (2,951)

NET ASSETS                                                 $             46,813
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 47

Undistributed net realized gain (loss)                                   (8,137)

Net unrealized gain (loss)                                               12,682

Paid-in-capital applicable to 4,330,838 shares
of $0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                       42,221

NET ASSETS                                                 $             46,813
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.81
                                                           --------------------

#    Seven-day yield

*    Non-income producing

(ss.) Denominated in currency of the country of incorporation unless otherwise noted

ADR  American Depository Receipts

EUR  Euro

GDR  Global Depository Receipts

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       10/31/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $85)                   $                676

  Securities lending                                                          3

  Total income                                                              679

Expenses

  Investment management                                                     321

  Custody and accounting                                                    116

  Shareholder servicing                                                     101

  Registration                                                               24

  Legal and audit                                                            16

  Prospectus and shareholder reports                                         12

  Directors                                                                   5

  Miscellaneous                                                               4

  Reductions/repayments pursuant to expense limitation
  Investment management fees (waived) repaid                                (74)

  Total expenses                                                            525

Net investment income (loss)                                                154

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               (688)

  Foreign currency transactions                                            (107)

  Net realized gain (loss)                                                 (795)

Change in net unrealized gain (loss) on securities                       14,736

Net realized and unrealized gain (loss)                                  13,941

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             14,095
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           154      $          (144)

  Net realized gain (loss)                            (795)              (2,689)

  Change in net unrealized gain (loss)              14,736                5,037

  Increase (decrease) in net assets
  from operations                                   14,095                2,204

Capital share transactions *

  Shares sold                                       19,952                7,428

  Shares redeemed                                   (8,789)              (5,493)

  Redemption fees received                              74                   11

  Increase (decrease) in net assets from capital
  share transactions                                11,237                1,946

Net Assets

Increase (decrease) during period                   25,332                4,150

Beginning of period                                 21,481               17,331

End of period                              $        46,813      $        21,481
                                           -------------------------------------

*Share information

  Shares sold                                        2,165                1,004

  Shares redeemed                                     (983)                (796)

  Increase (decrease) in shares outstanding          1,182                  208


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on August 31, 2000. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than one year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At October 31, 2003, approximately 96% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $2,504,000; aggregate collateral consisted of $2,545,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $26,417,000 and $15,485,000, respectively, for the year ended October 31, 2003.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended October 31, 2003. At October 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------
Unrealized appreciation                                    $         13,346,000

Unrealized depreciation                                                (664,000)

Net unrealized appreciation (depreciation)                           12,682,000

Undistributed ordinary income                                            47,000

Capital loss carryforwards                                           (8,137,000)

Paid-in capital                                                      42,221,000

Net assets                                                 $         46,813,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $4,776,000 of capital loss carryforwards that expire in 2009, $2,673,000 that expire in 2010, and $688,000 that expire in 2011.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of currency gains and losses. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------
Undistributed net investment income                        $           (107,000)

Undistributed net realized gain                                         107,000

At October 31, 2003, the cost of investments for federal income tax purposes was $37,082,000.


Note 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


Note 5 - Related Party Transactions

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $46,000.

The fund is also subject to a contractual expense limitation through February 28, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.75%. Through February 28, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At October 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the amount of $369,000 through October 31, 2004, and $74,000 through February 28, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $157,000 for the year ended October 31, 2003, of which $13,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $5,000 of Spectrum Funds' expenses, of which $1,000 related to services provided by Price and $0 was payable at period-end. At October 31, 2003, approximately 2.6% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $19,000.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Emerging Europe & Mediterranean Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Emerging Europe & Mediterranean Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $131,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $131,000 and foreign taxes paid of $85,000.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa
(4/22/44)
1979
[106]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, International Funds

*Each inside director serves until retirement, resignation, or election of a successor.



Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer (3/23/47)
Assistant Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski (1/15/66)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds

Vice President, T. Rowe Price Global Investment Services Limited., T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Patricia B. Lippert (1/12/53)
Secretary, International Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

D. James Prey III (11/26/59)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Justin Thomson (1/14/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Portfolio Manager, G.T. Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)
Vice President, International Funds

Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Executive Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Europe & Mediterranean Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003